Securities Held to Maturity (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Securities

Securities are classified according to management’s intent. The amortized cost and fair values of securities are summarized as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2014:
U.S. Treasury securities	$5,025	5	—	5,030
Federal Home Loan Bank obligations	23,269	24	(50)	23,243
U.S. Government enterprise and agency obligations	29,799	84	(85)	29,798
Mortgage-backed securities	17,380	19	(1)	17,398

Total	$75,473	132	(136)	75,469

December 31, 2013:
U.S. Treasury securities	7,125	13	—	7,138
Federal Home Loan Bank obligations	18,313	15	(111)	18,217
U.S. Government enterprise and agency obligations	22,998	13	(179)	22,832

Total	$48,436	41	(290)	48,187

Scheduled Maturities of Securities

The scheduled maturities of securities at December 31, 2014 were as follows (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$10,035	10,044
Due from one year to five years	40,076	40,021
Due from five years to ten years	7,982	8,006
Mortgage backed securities	17,380	17,398

	$75,473	75,469

Schedule of Securities Unrealized Loss Position

Securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows (in thousands):

	Less Than Twelve Months		More Than Twelve Months
	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value
At December 31, 2014:
Federal Home Loan Bank obligations	$(13)	7,055	(37)	3,995
U.S. Government enterprise and agency obligations	(50)	14,957	(35)	4,001
Mortgage-backed securities	(1)	1,964	—	—

Totals	$(64)	23,976	(72)	7,996

At December 31, 2013:
Federal Home Loan Bank obligations	$(111)	9,948	—	—
U.S. Government enterprise and agency obligations	(136)	16,977	(43)	1,965

Totals	$(247)	26,925	(43)	1,965